DISCONTINUED OPERATIONS - Additional Information (Detail) R$ in Thousands			12 Months Ended
	Dec. 29, 2023 BRL (R$)	Aug. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 29, 2028 BRL (R$)	Dec. 29, 2023 GBP (£) Installments	Dec. 29, 2023 BRL (R$) Installments
Disclosure of analysis of single amount of discontinued operations [line items]
Pre-tax profit (loss) from discontinued operations				R$ 428,684	R$ 339,984
Natura Brazil Pty Ltd. (Aesop) [Member] | L’Oréal Group [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal date fair value of total consideration received		R$ 12,429,175
Net gain (loss) on the sale of subsidiaries		7,377,768
Accumulated gains in other comprehensive income from currency translation		115,168
The Body Shop [member] | Aurelius Investment Advisory Limited (“Aurelius”) [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal date fair value of total consideration received								R$ 829,496
Accumulated gains in other comprehensive income from currency translation	R$ 1,622,436
Number of variable installments of contingent consideration ('earn-out')						2
Contingent consideration						R$ 486,429
Impairment loss of recoverable amount of net assets held for sale	4,007,744
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net gain (loss) on the sale of subsidiaries			R$ 6,296,428
Pre-tax profit (loss) from discontinued operations			(867,308)	(570,444)	339,984
Discontinued operations [member] | Natura Brazil Pty Ltd. (Aesop) [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal date fair value of total consideration received			12,429,175
Net gain (loss) on the sale of subsidiaries			7,377,768
Accumulated gains in other comprehensive income from currency translation			115,168
Discontinued operations [member] | Natura Brazil Pty Ltd. (Aesop) [Member] | L’Oréal Group [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and Cash Equivalents of discontinued operations			400,585
Disposal date fair value of total consideration received		12,429,175
Net gain (loss) on the sale of subsidiaries		7,377,768
Accumulated gains in other comprehensive income from currency translation		R$ 115,168
Discontinued operations [member] | The Body Shop [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal date fair value of total consideration received			829,497
Net gain (loss) on the sale of subsidiaries			(1,081,340)
Accumulated gains in other comprehensive income from currency translation			1,622,436
Contingent consideration			486,429
Impairment loss of recoverable amount of net assets held for sale			4,007,744
Discontinued operations [member] | The Body Shop [member] | Aurelius Investment Advisory Limited (“Aurelius”) [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and Cash Equivalents of discontinued operations			214,387
Net gain (loss) on the sale of subsidiaries	R$ 1,081,340		1,081,340
Accumulated gains in other comprehensive income from currency translation			1,622,436
Number of fixed installments in business divestment | Installments							2	2
Fixed amount receivable from business disposal in business divestment | £							£ 80,000
Number of variable installments of contingent consideration ('earn-out') | Installments							2	2
Contingent consideration | £							£ 90,000
Impairment loss of recoverable amount of net assets held for sale			4,007,744
Discontinued operations [member] | Avon [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Pre-tax profit (loss) from discontinued operations			R$ 380,416